Share-based compensation - Schedule of share option awards (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share option awards - US$ denominated
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	220,100	580,715	1,084,185
Granted (in shares)	2,909,788
Vested (in shares)	(110,050)	(358,413)	(293,860)
Forfeited (in shares)	(30,956)	(2,202)	(209,610)
Outstanding, end of year (in shares)	2,988,882	220,100	580,715
Exercisable, end of year (in shares)	0
Share option awards, Vested
Outstanding, beginning of year (in shares)	2,316,683	2,096,582	2,096,582
Vested (in shares)	110,050	358,413	293,860
Exercised (in shares)		(124,337)	(293,860)
Forfeited (in shares)	(62,887)	(13,975)
Outstanding, end of year (in shares)	2,363,846	2,316,683	2,096,582
Exercisable (in shares)	2,363,846
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 10.39	$ 10.27	$ 9.86
Granted (in dollars per share) | $ / shares	3.69
Vested (in dollars per share) | $ / shares	25.00	6.43	8.46
Exercised (in dollars per share) | $ / shares		8.46	8.46
Forfeited (in USD and CDN dollars per share) | $ / shares	22.73	5.77	6.59
Outstanding, end of year (in dollars per share) | $ / shares	6.53	$ 10.39	$ 10.27
Exercisable, end of year (in dollars per share) | $ / shares	$ 9.32
Share Options and Phantom Share Options | Share-based Payment, Tranche Two
Share option awards, Vested
Exercised (in shares)	(124,337)
Share option awards, Weighted average exercise price
Exercised (in dollars per share) | $ / shares	$ 14.81
Expense from cash-settled share-based payment transactions | $	$ 2
Share Option Awards Tranche A
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	2,096,582
Outstanding, end of year (in shares)	2,096,582	2,096,582
Share option awards, Weighted average exercise price
Weighted average remaining contractual life	2 years	3 years
Share Option Awards Tranche A | Minimum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 4.87	$ 4.87
Share Option Awards Tranche A | Maximum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 8.95	$ 8.95
Share Option Awards Tranche B
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	440,201
Outstanding, end of year (in shares)	356,352	440,201
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 25.00	$ 25.00
Weighted average remaining contractual life	6 years 2 months 12 days	7 years 2 months 12 days
Share Option Awards Tranche C
Share option awards, Non-vested
Outstanding, end of year (in shares)	2,899,794
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 3.69
Weighted average remaining contractual life	9 years 8 months 19 days